Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Mercator International Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MERCATOR INTERNATIONAL OPPORTUNITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mercator International Opportunity Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in the section titled “Management” starting on page 11 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 51.26% of the average value of the Fund’s portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests significantly in common stocks of companies domiciled in developed countries outside of the United States. The Fund seeks to invest in stocks of companies that it believes have the potential for growth. The Fund will invest at least 40% of its assets in securities of companies domiciled outside the United States, which the Fund defines as securities listed primarily on exchanges outside the United States and the notional value of any foreign currency futures contracts or forward currency contracts. The Fund may enter into foreign currency futures contracts and forward currency contracts to hedge against losses or seek returns. The Fund relies on the professional judgment of its portfolio manager to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to analyze information on securities in the Fund’s investment universe to determine their long-term attractiveness. The adviser believes that an important way to accomplish this is through fundamental analysis, which includes analysis of a company’s assets, liabilities and earning, review of a company’s public filings, and may also include meeting with company executives and employees, suppliers, customers and competitors. The Fund may invest in securities of any market capitalization. Because the Fund is seeking long term appreciation, these securities may be held by the Fund for a period of two years or more. Securities may be sold when the adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Adverse Market Conditions Risk. The performance of the Fund will suffer during conditions that are adverse to its investment goals, such as during bear markets.

Derivatives Risk. The Fund uses investment techniques, including investments in futures contracts and forward contracts, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

●	Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

●	Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after) taxes may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting mercatormutualfunds.com or by calling 1-800-869-1679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-1679.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mercatormutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after) taxes may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2020	35.89%
Worst Quarter:	3/31/2020	-23.16%
The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended March 31, 2021 was 8.84%.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Morgan Stanley EAFE (Morgan Stanley Capital International Europe Australia Far East) Index measures the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East. The index is commonly referred to as the EAFE. Securities from the United States and Canada are excluded from the MS EAFE benchmark index. The MS EAFE benchmark index is used for comparison purposes only, and is not meant to be indicative of the Fund's asset composition, performance, or volatility. The performance of the Morgan Stanley EAFE Index is compiled and presented with all dividends reinvested and does not reflect deductions for fees or expenses. Investors cannot invest directly in an index.

Mercator International Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOPPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,457
Annual Return 2019	rr_AnnualReturn2019	38.78%
Annual Return 2020	rr_AnnualReturn2020	55.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
1 Year	rr_AverageAnnualReturnYear01	55.77%
Since Inception	rr_AverageAnnualReturnSinceInception	21.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Mercator International Opportunity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOOPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	690
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,705
1 Year	rr_AverageAnnualReturnYear01	55.50%
Since Inception	rr_AverageAnnualReturnSinceInception	50.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Mercator International Opportunity Fund | MSCI EAFE (Morgan Stanley Capital International Europe Australia Far East) Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Mercator International Opportunity Fund | After taxes on distributions and sale of fund shares | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.78%
Since Inception	rr_AverageAnnualReturnSinceInception	16.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, 12b-1 fees, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.40% and 1.55% of the average daily net assets attributable to the Institutional Class and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s adviser.